RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Master Service Agreement with Autotelic Inc.

In October 2015, Oncotelic entered into a Master Service Agreement (the “MSA”) with Autotelic Inc., a related party that is partly-owned by the Company’s CEO Vuong Trieu, Ph.D. Dr. Trieu, a related party, is a control person in Autotelic Inc. Autotelic Inc. currently owns less than 10% of the Company. The MSA stated that Autotelic Inc. would provide business functions and services to the Company and allowed Autotelic Inc. to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company. The Company had minimally used the services under the MSA since the formation of the JV with Dragon. The MSA requires a 90-day written termination notice in the event either party requires to terminate such services.

Expenses related to the MSA were approximately $500 and $1,500 and for the three and nine months ended September 30, 2025 and 2024.

License Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement with Autotelic. For more information on the exclusive license Agreement with Autotelic, refer to our 2024 Annual Report on Form 10-K filed with SEC on April 15, 2025.

Note Payable and Short-Term Loan – Related Parties

In April 2019, the Company issued a convertible note to Dr. Trieu totaling $164,444, including OID of $16,444, receiving net proceeds of $148,000, which was used by the Company for working capital and general corporate purposes. The Company issued a Fall 2019 Note to Dr. Trieu in the principal amount of $250,000. Dr. Trieu also offset certain amounts due to him in the amount of $35,000 and was converted into the Fall 2019 debt. During the year ended December 31, 2020, Dr. Trieu purchased a total of 5 Units under the private placement for a gross total of $250,000. During the year ended December 31, 2023, Dr Trieu provided short term loan of $50 thousand to the Company. The balance due and payable to Dr. Trieu, as of September 30, 2025 and 2024, respectively, was $50,000.

As of January 1, 2024, approximately $1.5 million was outstanding and payable to Autotelic. During the year ended December 31, 2024 Autotelic Inc. provided additional short-term funding of approximately $0.6 million to the Company. In the nine months ended September 30, 2025 Autotelic Inc. provided additional short-term funding of $435,000 to the Company. As such, approximately $2.5 million was outstanding and payable to Autotelic at September 30, 2025.

In October 2025, Autotelic paid $162,500 to the ex-employee on behalf of the Company, in full and final settlement of the claim and counter claim to the ex-employee, with both parties not agreeing to any wrongdoing under both the claim and counter claim. Such amount was recorded as a short term loan payable to Autotelic.

Artius Consulting Agreement

In March 2020, the Company and Artius Bioconsulting, LLC (“Artius”), for which Mr. King is the Managing Member, entered into an amendment to an existing Consulting Agreement, under which Artius agreed to serve as a consultant to the Company for services related to the Company’s business from time to time. For more information on this Agreement, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

No expense was recorded during the nine months ended September 30, 2025 and 2024, respectively, related to this Agreement.

Maida Consulting Agreement

Effective May 5, 2020, the Company and Dr. Maida entered into an independent consulting agreement, commencing April 1, 2020, under which Dr. Maida will assist the Company in providing medical expertise and advice from time to time in the design, conduct and oversight of the Company’s existing and future clinical trials. For more information on this Agreement, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

Effective April 1, 2022, Dr Maida’s compensation has been borne by the JV. No expense was recorded during the nine months ended September 30, 2025 and 2024, respectively, related to this Agreement.

Mosaic ImmunoEngineering, Inc.

In April 2024, the Company entered into a Term Sheet with Mosaic. For more information on the Term Sheet, refer to Note 1 of this Quarterly Report. Steven King, our Board member, is the CEO of Mosaic. The Company had advanced $40 thousand to Mosaic in accordance with the terms of the Term Sheet, and Mosaic has repaid the amount, with interest to the Company as of December 31, 2024. In addition, the Company, on behalf of our JV, had entered into an agreement with Mosaic to provide consulting services related to CMC activities for the JV. The expenses for these services have been paid for by the JV. As such, the Company has not recorded any expenses or accounts payable in this regard during the three and nine month periods ended September 30, 2025 or 2024.

NOTE 9 - RELATED PARTY TRANSACTIONS

Master Service Agreement with Autotelic Inc.

In October 2015, Oncotelic Inc. entered into a Master Service Agreement (the “MSA”) with Autotelic Inc. (“Autotelic”), a related party that is partly owned by Dr. Trieu. Dr. Trieu, a related party, is a control person in Autotelic. Autotelic currently owns less than 10% of the Company. The MSA stated that Autotelic will provide business functions and services to the Company and allowed Autotelic to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company. The MSA requires a 90-day written termination notice in the event either party requires to terminate such services.

Expenses related to the MSA were $2,000 and approximately $12,000 for the years ended December 31, 2024 and 2023, respectively. The Company owed Autotelic, Inc. approximately $0.3 million at December 31, 2024 and December 31, 2023 respectively.

License Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement with Autotelic. For more information on the exclusive license Agreement with Autotelic, refer to our 2023 Annual Report on Form 10-K filed with SEC on April 12, 2024.

Notes Payable and Short-Term Loan – Related Party

In April 2019, the Company issued a convertible note to Dr. Trieu totaling $164,444, including OID of $16,444, receiving net proceeds of $148,000, which was used by the Company for working capital and general corporate purposes. The Company issued a Fall 2019 Note to Dr. Trieu in the principal amount of $250,000. Dr. Trieu also offset certain amounts due to him in the amount of $35,000 and was converted into the Fall 2019 debt. During the year ended December 31, 2020, Dr. Trieu purchased a total of 5 Units under the private placement for a gross total of $250,000. During the year ended December 31, 2023, Dr Trieu provided short term loan of $50 thousand to the Company. The balance due and payable to Dr. Trieu, as of December 31, 2024 and 2023, respectively, was $50,000.

In May 2021, Autotelic provided an additional short-term funding of $250,000 to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $120,000 short-term loan to the Company during the year ended December 31, 2022. During the year ended December 31, 2023, Autotelic provided $1.4 million in short term advances to the Company. During the year ended December 31, 2024, Autotelic provided and additional $0.7 million. As such, approximately $2.1 million was outstanding and payable to Autotelic at December 31, 2024.

Artius Consulting Agreement

In March 2020, the Company and Artius Bioconsulting, LLC (“Artius”), for which Mr. King is the Managing Member, entered into an amendment to the Consulting Agreement dated December 1, 2018, under which Artius agreed to serve as a consultant to the Company for services related to the Company’s business from time to time, effective December 1, 2019 (the “Effective Date”) (the “Artius Agreement”). For more information on this Agreement, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

No expense was recorded during the year ended December 31, 2024, or 2023, respectively, related to this Agreement.

Mosaic Consulting Agreement

In July 2024, the Company and Mosaic, for which Mr. King is the Chief Executive Officer, entered into an consulting agreement (“Mosaic Agreement”), under which Mosaic agreed to serve as a consultant to the Company for services related to the JV’s chemistry, manufacturing and controls for the San Diego site on a month to month basis at a rate of $7,000 per month. This cost was entirely borne by the JV.

No expense was recorded during the year ended December 31, 2024, related to the Mosaic Agreement.

Maida Consulting Agreement

Effective May 5, 2020, the Company and Dr. Maida entered into an independent consulting agreement, commencing April 1, 2020 (the “Maida Agreement”), under which Dr. Maida will assist the Company in providing medical expertise and advice from time to time in the design, conduct and oversight of the Company’s existing and future clinical trials. For more information on this Agreement, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The Company recorded an expense of $0 during the years ended December 31, 2024 and 2023, respectively, related to this Agreement. Effective April 1, 2022, Dr Maida’s compensation is being borne by the JVA with GMP Bio.